Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in brokers' trading accounts: Securities owned, cost (in dollars)	$ 0	$ 66,603,904
Securities owned, cost (in dollars)	$ 358,405,739	$ 464,530,065
Class A
General Partner, units outstanding	2,499.78	3,008.66
Limited Partners, units outstanding	25,707.33	32,119.81
Class B
General Partner, units outstanding		427.01
Limited Partners, units outstanding	322,257.31	419,169.11
Legacy 1 Class
General Partner, units outstanding	1,025.00	1,025.00
Limited Partners, units outstanding	4,395.66	5,210.84
Legacy 2 Class
General Partner, units outstanding	1,000.00	1,000.00
Limited Partners, units outstanding	12,793.52	16,534.92
Global 1 Class
General Partner, units outstanding	1,372.89	1,372.89
Limited Partners, units outstanding	12,449.60	14,017.11
Global 2 Class
General Partner, units outstanding	1,974.70	1,974.70
Limited Partners, units outstanding	27,930.65	30,586.54
Global 3 Class
General Partner, units outstanding	0.00	500.00
Limited Partners, units outstanding	280,522.12	277,864.25